Severance Indemnities and Pension Plans (Components of Net Periodic Cost of Pension Benefits and Other Benefits) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost	¥ 17,441	¥ 19,881	¥ 79,036
Domestic Subsidiaries, Pension Benefits and SIPs [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost-benefits earned during the fiscal year	47,739	37,540	39,309
Interest cost on projected benefit obligation	16,529	19,794	22,464
Expected return on plan assets	(59,461)	(55,082)	(54,222)
Amortization of net actuarial loss	7,698	13,900	23,941
Amortization of prior service cost	(7,613)	(8,933)	(11,793)
Loss (gain) on settlements and curtailment	(1,168)	(2,742)	41,456
Net periodic benefit cost	3,724	4,477	61,155
Foreign Offices and Subsidiaries, Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost-benefits earned during the fiscal year	14,842	13,095	12,215
Interest cost on projected benefit obligation	18,120	15,966	13,467
Expected return on plan assets	(30,486)	(24,945)	(19,928)
Amortization of net actuarial loss	11,743	11,890	9,808
Amortization of prior service cost	(2,307)	(1,189)	157
Loss (gain) on settlements and curtailment	11	88
Net periodic benefit cost	11,923	14,905	15,719
Foreign Offices and Subsidiaries, Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost-benefits earned during the fiscal year	1,409	1,222	1,526
Interest cost on projected benefit obligation	1,843	1,501	1,352
Expected return on plan assets	(2,341)	(1,937)	(1,423)
Amortization of net actuarial loss	1,810	273	776
Amortization of prior service cost	(927)	(560)	(69)
Net periodic benefit cost	¥ 1,794	¥ 499	¥ 2,162